Restructuring Costs (Details) (Strativa Restructuring [Member], USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended				6 Months Ended
	Jun. 30, 2013	Dec. 31, 2011	Jan. 31, 2013 Employee Severance [Member] employee	Jun. 30, 2011 Employee Severance [Member] employee	Dec. 31, 2011 Intangible Asset Impairment [Member]	Jun. 30, 2013 Employee Severance and Termination Benefits [Member]	Dec. 31, 2011 Employee Severance and Termination Benefits [Member]	Dec. 31, 2011 Sample Inventory Write-Down And Other [Member]	Dec. 31, 2011 Total Restructuring Costs [Member]	Dec. 31, 2011 Commercial Inventory Write-Down Classified As Cost Of Goods Sold [Member]	Jun. 30, 2013 Asset Impairments and Other [Member]
Restructuring Cost and Reserve [Line Items]
Workforce reduction, number of employees			70	90
Reorganization of workforce, number of employees in single sales team			60
Restructuring Reserve [Roll Forward]
Initial Charge	$ 1,816	$ 27,660			$ 24,226	$ 1,413	$ 1,556	$ 1,204	$ 26,986	$ 674	$ 403
Cash Payments	(906)	(1,556)			0	(906)	(1,556)	0	(1,556)	0	0
Non-Cash Charge Related to Inventory and/or Intangible Assets	(403)	(26,104)			(24,226)	0	0	(1,204)	(25,430)	(674)	(403)
Reversals, Reclass or Transfers	(4)	0			0	(4)	0	0	0	0	0
Liabilities at December 31, 2011	$ 503	$ 0			$ 0	$ 503	$ 0	$ 0	$ 0	$ 0	$ 0